EVENTS AFTER THE REPORTING PERIOD (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	Mar. 23, 2021	Mar. 15, 2021	Mar. 11, 2021	Mar. 09, 2021	Jan. 22, 2021
Appropriation to statutory reserves
EVENTS AFTER THE REPORTING PERIOD
Appropriation to statutory reserves	¥ 4,230
Short-term bonds | Issuance of short-term bonds
EVENTS AFTER THE REPORTING PERIOD
Face value		¥ 2,000	¥ 2,000	¥ 2,000	¥ 2,000
Par value (RMB per unit)		¥ 100.00	¥ 100.00	¥ 100.00	¥ 100.00
Interest rate (as a percent)		2.75%	2.65%	2.45%	2.75%